6. PREPAID EXPENSES AND DEPOSITS	24 Months Ended
Dec. 31, 2020
Notes
6. PREPAID EXPENSES AND DEPOSITS

6.    PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $103,967 (2019 - $152,704), office security deposit of $nil (2019 - $8,420), prepaid business insurance of $9,477 (2019 - $5,999) and security deposits of $12,000 (2019 - $12,000).